Annual Total Returns [BarChart] - Small Cap Stock Fund - Fund Shares	Dec. 01, 2021
Bar Chart Table:
2011	(2.15%)
2012	14.85%
2013	37.66%
2014	2.67%
2015	(5.31%)
2016	18.88%
2017	10.13%
2018	(9.92%)
2019	28.98%
2020	22.24%